BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 317,220
Prepaid assets	1,090,278
Total current assets	1,407,498
Cash, cash equivalents and other investments held in Trust Account	345,030,739
Total assets	346,438,237
Current liabilities:
Accrued expenses, formation and offering costs	3,175,067	$ 750
State franchise tax accrual	200,000	450
Notes and advances payable – related party	1,350,000
Total current liabilities	19,501,774	1,200
Deferred underwriting compensation	12,075,000
Total liabilities	31,576,774	1,200
Commitments and contingencies
Class A Common Stock subject to possible redemption, 34,500,000 and -0- shares at December 31, 2021 and December 31, 2020, respectively (at redemption value of $10 per share)	345,000,000
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding at December 31, 2021 and December 31, 2020, respectively
Accumulated deficit	(30,139,400)	(1,200)
Total stockholders' equity (deficit)	(30,138,537)	(1,200)
Total liabilities and stockholders' equity (deficit)	346,438,237
Public Warrants
Current liabilities:
Warrants derivative liability	8,754,375
Private Placement Warrants
Current liabilities:
Warrants derivative liability	6,022,332
Class F Common Stock
Stockholders' equity (deficit):
Common stock value	$ 863